UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9191

Name of Fund:  MuniHoldings Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


MuniHoldings Insured Fund II, Inc.


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                               Face
State                        Amount  Municipal Bonds                                                                    Value
Alabama - 3.0%          $   3,580    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                     5.50% due 1/01/2022                                                              $     3,787
                            5,000    Mobile, Alabama, GO, Refunding, 5.25% due 8/15/2020 (a)                                5,229

Alaska - 1.3%               2,000    Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2024 (a)                 2,135
                            1,700    Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due 3/01/2010 (i)(j)                  1,819

Arkansas - 2.1%             6,105    Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding
                                     Bonds, DRIVERS, Series 964Z, 6.397% due 6/01/2010 (d)(i)(l)                            6,459

California - 31.5%          5,355    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS,
                                     AMT, Series 878Z, 6.387% due 12/01/2009 (i)(l)                                         5,879
                              230    California State, GO, 5.50% due 4/01/2014 (j)                                            252
                            1,870    California State, GO, 5.50% due 4/01/2028                                              1,998
                            4,675    California State, GO, Refunding, RIB, AMT, Series 777X, 6.46% due
                                     12/01/2021 (i)(l)                                                                      4,863
                              110    Cerritos, California, Community College District, GO (Election of 2004),
                                     Series A, 5% due 8/01/2025 (i)                                                           113
                               85    Cerritos, California, Community College District, GO (Election of 2004),
                                     Series A, 5% due 8/01/2026 (i)                                                            87
                            2,800    Compton, California, Unified School District, GO (Election of 2002),
                                     Series B, 5.50% due 6/01/2014 (i)(j)                                                   3,077
                            2,405    Dixon, California, Unified School District, GO (Election of 2002), 5.20%
                                     due 8/01/2044 (f)                                                                      2,467
                            2,185    East Side Union High School District, California, Santa Clara County, GO
                                     (Election of 2002), Series D, 5% due 8/01/2020 (n)                                     2,275
                            8,460    East Side Union High School District, California, Santa Clara County, GO
                                     (Election of 2002), Series D, 5% due 8/01/2029 (n)                                     8,620
                            3,400    Los Angeles, California, Unified School District, GO (Election of 1997),
                                     Series F, 5% due 1/01/2028 (c)                                                         3,474
                            8,110    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                     1/01/2028 (i)                                                                          8,288
                            4,240    Modesto, California, Schools Infrastructure Financing Agency, Special Tax
                                     Bonds, 5.50% due 9/01/2036 (a)                                                         4,506
                            5,000    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                     due 11/01/2027 (c)                                                                     5,204
                            1,500    Port of Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R,
                                     Series K, 7.15% due 11/01/2021 (c)(l)                                                  1,651
                            2,985    Roseville, California, Joint Union High School District, GO (Election of 2004),
                                     Series A, 5% due 8/01/2029 (c)                                                         3,050
                            2,130    Sacramento, California, City Financing Authority, Capital Improvement Revenue
                                     Bonds (911 Call Center and Other Municipal Projects), 5% due 12/01/2027 (a)            2,172
                            1,250    San Francisco, California, City and County Airport Commission, International
                                     Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                     Series A, 6.10% due 1/01/2020 (f)                                                      1,310
                            5,075    San Francisco, California, City and County, GO (California Academy of
                                     Sciences Improvements), Series E, 5% due 6/15/2022 (i)                                 5,236
                            3,800    San Jose, California, GO (Libraries, Parks and Public Safety Projects),
                                     5% due 9/01/2030 (i)                                                                   3,878


Portfolio Abbreviations


To simplify the listings of MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
RIB          Residual Interest Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes



MuniHoldings Insured Fund II, Inc.


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                    Value
California              $   5,190    Sequoia, California, Unified High School District, GO, Refunding,
(concluded)                          Series B, 5.50% due 7/01/2035 (f)                                                $     5,604
                            4,485    Stockton, California, Public Financing Revenue Bonds (Redevelopment
                                     Projects), Series A, 5.25% due 9/01/2031 (o)                                           4,627
                            2,930    Stockton, California, Public Financing Revenue Bonds (Redevelopment
                                     Projects), Series A, 5.25% due 9/01/2034 (o)                                           3,017
                            3,430    Sweetwater, California, Union High School District, Public Financing
                                     Authority, Special Tax Revenue Bonds, Series A, 5% due 9/01/2028 (f)                   3,488
                            2,915    Tustin, California, Unified School District, Senior Lien Special Tax
                                     Bonds (Community Facilities District Number 97-1), Series A, 5% due
                                     9/01/2032 (f)                                                                          2,955
                            4,620    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                     (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (f)            4,673
                            3,000    University of California Revenue Bonds (Multiple Purpose Projects), Series
                                     Q, 5% due 9/01/2022 (f)                                                                3,091

Colorado - 3.7%             3,055    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(j)                                     3,270
                            3,230    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(j)                                     3,457
                              315    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                     7.50% due 4/01/2031                                                                      325
                            4,000    Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds
                                     (Poudre Valley Health Care), Series A, 5.75% due 12/01/2009 (f)(j)                     4,255

Connecticut - 0.5%          1,520    Connecticut State, GO, Series D, 5% due 12/01/2024 (i)                                 1,572

Florida - 2.3%              3,670    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                     Series A, 5.24% due 10/01/2037 (i)(q)                                                    673
                            6,300    Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due
                                     12/01/2028 (a)                                                                         6,482

Georgia - 2.2%              6,290    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)              6,550

Idaho - 0.2%                  685    Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                     Series E, 6% due 1/01/2032                                                               696

Illinois - 8.7%             2,185    Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A, 6% due
                                     7/01/2010 (c)(j)                                                                       2,369
                            8,800    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (c)(j)                               9,540
                            9,330    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (c)(j)                              10,115
                            3,650    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS,
                                     AMT, Series 845-Z, 7.666% due 1/01/2012 (i)(l)(n)                                      4,327
                              125    Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
                                     District Number 220, GO, 6% due 12/01/2020 (c)                                           134

Indiana - 4.2%              3,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                     5.25% due 6/01/2029 (c)                                                                3,126
                            9,280    Shelbyville, Indiana, Elementary School Building Corporation Revenue Bonds,
                                     First Mortgage, 5.75% due 1/15/2009 (f)(j)                                             9,782

Kansas - 2.2%               3,510    Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                                     (Sisters of Charity Leavenworth), Series J, 6.125% due 12/01/2020                      3,759
                            2,805    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT,
                                     Series A-2, 6.20% due 12/01/2033 (e)(g)                                                2,818

Louisiana - 1.2%            2,000    Louisiana Local Government, Environmental Facilities, Community Development
                                     Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                                     Series A, 6.30% due 7/01/2030 (a)                                                      2,243
                            1,560    Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due
                                     5/01/2030 (c)                                                                          1,587

Massachusetts - 10.0%       5,865    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
                                     Bonds, Senior Series A, 5% due 7/01/2035                                               5,933
                            3,495    Massachusetts Bay Transportation Authority, Special Assessment Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2031                                            3,566
                            7,820    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                     Bonds, Series A, 5% due 8/15/2030 (f)                                                  7,992
                           12,345    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                     due 1/01/2014 (c)(j)                                                                  13,205

Michigan - 2.2%             1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                     Clemens), Series A, 6% due 5/15/2014 (i)                                               1,058
                            2,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                     DRIVERS, AMT, Series 857Z, 6.966% due 3/01/2010 (l)(n)                                 2,724
                            1,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                     DRIVERS, AMT, Series 858Z, 6.667% due 12/01/2011 (l)(n)                                1,095
                            1,500    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                                     Edison Company), RIB, Series 282, 8.51% due 8/01/2024 (a)(l)                           1,698

Minnesota - 4.5%            2,555    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2016 (f)                                                                      2,682
                            1,830    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2017 (f)                                                                      1,920
                            3,570    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2018 (f)                                                                      3,746
                            2,840    Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%
                                     due 2/01/2019 (f)                                                                      2,980
                            2,185    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                                     5.625% due 2/01/2018 (i)                                                               2,337

Nebraska - 1.9%             1,410    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue
                                     Bonds, First Tier, Series A, 5.50% due 4/01/2020 (a)                                   1,503
                            3,985    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue
                                     Bonds, First Tier, Series A, 5.50% due 4/01/2022 (a)                                   4,241

Nevada - 3.4%                 165    Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2,
                                     6.30% due 4/01/2022 (i)                                                                  166
                            5,000    Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A,
                                     5.50% due 7/01/2011 (f)(j)                                                             5,344
                            4,445    Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A,
                                     5.50% due 7/01/2011 (f)(j)                                                             4,751

New Jersey - 17.8%          8,590    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                       9,044
                            6,200    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (b)                   6,667
                           11,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                     due 7/01/2033 (i)                                                                     11,482
                            5,780    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2015 (a)(j)                                       6,144
                            4,220    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2018 (a)                                          4,384
                           12,950    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2020 (f)                                         13,375
                            3,000    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%
                                     due 1/01/2030 (f)                                                                      3,071

New Mexico - 3.6%           5,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of New
                                     Mexico - San Juan Project), Series C, 5.70% due 12/01/2016 (a)                         5,135
                            5,480    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                     Series A, 5.125% due 6/15/2018 (i)                                                     5,774

New York - 18.7%            8,010    Metropolitan Transportation Authority, New York, Revenue Bonds, Series A,
                                     5% due 11/15/2019 (a)                                                                  8,363
                           14,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                                     5.75% due 8/01/2009 (f)(j)                                                            15,027
                              145    New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (f)                147
                            3,375    New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                                     Bonds, DRIVERS, Series 1133Z, 6.208% due 10/15/2012 (a)(l)                             3,746
                            7,855    New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                                     Bonds, Series A, 5% due 10/15/2020 (i)                                                 8,179
                            4,345    New York State Dormitory Authority Revenue Bonds (School Districts
                                     Financing Program), Series D, 5.25% due 10/01/2023 (i)                                 4,578
                            2,000    Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                     Series A-1, 5.25% due 6/01/2021 (a)                                                    2,097
                            7,850    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series
                                     B1-C, 5.50% due 6/01/2017                                                              8,271
                            5,630    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2020 (c)(m)                                                             6,017
                              500    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                     Refunding Bonds, VRDN, Series C, 3.93% due 1/01/2032 (a)(k)                              500

North Carolina - 0.4%       1,340    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%
                                     due 1/01/2022 (a)                                                                      1,370

Ohio - 1.0%                 1,745    Aurora, Ohio, City School District, COP, 6.10% due 12/01/2009 (i)(j)                   1,881
                            1,000    Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)            1,078

Oklahoma - 1.2%             3,385    Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue
                                     Refunding Bonds, Series A, 5.25% due 6/01/2027 (f)                                     3,565

Pennsylvania - 9.7%         2,255    Lycoming County, Pennsylvania, College Authority Revenue Bonds (Pennsylvania
                                     College of Technology), 5.25% due 7/01/2007 (i)(j)                                     2,309
                            3,345    Lycoming County, Pennsylvania, College Authority Revenue Bonds (Pennsylvania
                                     College of Technology), 5.25% due 7/01/2007 (i)(j)                                     3,425
                            6,435    Pennsylvania State Higher Educational Facilities Authority, State System of
                                     Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                     6,490
                            4,290    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (f)                        4,589
                            6,415    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (f)                        6,842
                            1,390    Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2020 (c)                 1,443
                            2,260    Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2021 (c)                 2,340
                            2,090    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                     (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                     2,227

Rhode Island - 3.6%         5,555    Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds
                                     (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(j)          5,956
                            4,685    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                     (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (n)                     4,971

South Carolina - 0.8%       2,225    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                     Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (f)                              2,318

Tennessee - 2.1%            3,500    Metropolitan Government of Nashville and Davidson County, Tennessee, Health
                                     and Education Facilities Board Revenue Refunding Bonds (Ascension Health
                                     Credit), Series A, 5.875% due 11/15/2009 (a)(j)                                        3,741
                            1,080    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2B, 6%
                                     due 7/01/2011                                                                          1,104
                            1,515    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT,
                                     Series 1, 6.05% due 7/01/2014 (i)                                                      1,527

Texas - 8.1%                1,750    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     Trust Certificates, Second Tier, Series B, 6% due 1/01/2023                            1,843
                            8,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                     Series 778-Z, 6.666% due 11/01/2011 (i)(l)                                             8,725
                            1,835    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A, 5.875% due 11/01/2017 (c)                            1,960
                            2,150    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A, 5.875% due 11/01/2018 (c)                            2,296
                            2,390    Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A, 5.875% due 11/01/2019 (c)                            2,552
                              115    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A, 6% due 3/01/2015 (f)                                                           126
                              170    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A, 6% due 3/01/2016 (f)                                                           186
                              180    El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A, 6% due 3/01/2017 (f)                                                           197
                            4,651    Houston, Texas, Community College System, Participation Interests, COP
                                     (Alief Center Project), 5.75% due 8/15/2022 (i)                                        4,871
                            1,850    Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2010 (c)(j)             1,985

Utah - 1.7%                 4,590    Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5% due 6/15/2032 (f)        4,643
                              610    Weber County, Utah, Municipal Building Authority, Lease Revenue Refunding
                                     Bonds, 5.75% due 12/15/2007 (i)(j)                                                       633

Washington - 7.0%           6,885    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (i)                          7,349
                            3,840    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                     Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)            3,976
                            1,805    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2009 (a)(j)                   1,910
                            1,640    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)                      1,729
                            2,500    Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due
                                     10/01/2009 (i)(j)                                                                      2,680
                            3,500    Seattle, Washington, Water System Revenue Bonds, Series B, 6% due
                                     7/01/2009 (c)(j)                                                                       3,738

West Virginia - 2.1%        6,210    West Virginia State Housing Development Fund, Housing Finance Revenue
                                     Refunding Bonds, Series D, 5.20% due 11/01/2021 (i)                                    6,361

Wisconsin - 0.4%            1,250    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (Blood Center of Southeastern Wisconsin Project), 5.75% due 6/01/2034                  1,314

Puerto Rico - 3.9%          6,225    Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (f)             6,377
                            5,335    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                                     5% due 7/01/2027 (n)                                                                   5,475

                                     Total Municipal Bonds (Cost - $500,348) - 167.2%                                     509,408


                           Shares
                             Held    Short-Term Securities
                              189    Merrill Lynch Institutional Tax-Exempt Fund, 3.72% (h)(p)                                189

                                     Total Short-Term Securities (Cost - $189) - 0.1%                                         189

                                     Total Investments (Cost - $500,537*) - 167.3%                                        509,597
                                     Liabilities in Excess of Other Assets - (0.1%)                                         (267)
                                     Preferred Stock, at Redemption Value - (67.2%)                                     (204,630)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Stock - 100.0%                                   $   304,700
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                     $    500,643
                                                       ============
    Gross unrealized appreciation                      $     12,950
    Gross unrealized depreciation                           (3,996)
                                                       ------------
    Net unrealized appreciation                        $      8,954
                                                       ============


(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) GNMA Collateralized.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net          Interest
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund     (3,400)         $   97


(i) MBIA Insured.

(j) Prerefunded.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(m) Tradable Custodial Receipts (TRACERS).

(n) XL Capital Insured.

(o) Radian Insured.

(p) Represents the current yield as of 6/30/2006.

(q) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund II, Inc.


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund II, Inc.


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Insured Fund II, Inc.


Date:  August 23, 2006